Income Taxes - Components of Income Tax Expense (Benefit) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Current income tax expense (benefit):
Current year	CAD 445	CAD 271
Adjustments in respect of prior years, including resolution of tax disputes	25	(37)
Tax rate and other legislative changes	46	0
Total current income tax expense (benefit)	516	234
Deferred income tax expense (benefit):
Origination and reversal of temporary differences	(151)	372
Tax expense (benefit) arising from unrecognized tax losses	0	(1)
Adjustments in respect of prior years, including resolution of tax disputes	(10)	14
Tax rate and other legislative changes	(53)	0
Total deferred income tax expense (benefit)	(214)	385
Total income tax expense (benefit)	CAD 302	CAD 619